Geographical Information (Details) - USD ($) $ in Millions	3 Months Ended												12 Months Ended
	Dec. 31, 2015		Sep. 30, 2015	[1]	Jun. 30, 2015	[1]	Mar. 31, 2015	[1]	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues, less transaction-based expenses	$ 875	[1]	$ 816		$ 797		$ 850		$ 800	$ 745	$ 750	$ 797	$ 3,338	$ 3,092	$ 1,598
Assets, Net	14,875								12,557				14,875	12,557
Assets	77,987								68,254				77,987	68,254
Property and equipment, net	1,037								874				1,037	874
UNITED STATES
Segment Reporting Information [Line Items]
Revenues, less transaction-based expenses													1,971	1,859	842
Assets, Net	7,915								5,437				7,915	5,437
Property and equipment, net	888								734				888	734
United Kingdom, Continental Europe, and Canada [Member]
Segment Reporting Information [Line Items]
Revenues, less transaction-based expenses													1,367	1,233	$ 756
Assets, Net	6,960								7,120				6,960	7,120
Property and equipment, net	$ 149								$ 140				$ 149	$ 140

[1]	We acquired Interactive Data on December 14, 2015 and Trayport on December 11, 2015 and have included their results with our consolidated results above effective from the acquisition date (Note 3).